Finance Income (Expense) - Summary of Other Finance Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Bank fees, charges and external guarantee costs	$ 1,221	$ 1,414	$ 1,169
Related party guarantee commissions (Note 18)		634	2,206
Related party financing service fee (Note 18)	50		3
Total other finance expense	$ 1,271	$ 2,048	$ 3,378